Investment Objectives and Goals - The Free Markets ETF	Jun. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Free Markets ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Free Markets ETF (the “Fund”) seeks to provide long-term total returns.